UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	6/30/2010

Item 1.	Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of June 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.3%
COMMON STOCKS
Aerospace & Defense 2.8%
58,784	Boeing Co. (The)	$3,688,696
31,812	General Dynamics Corp.	1,862,911
10,499	Goodrich Corp.	695,559
61,615	Honeywell International, Inc.	2,404,834
14,272	ITT Corp.	641,098
9,500	L-3 Communications Holdings, Inc.	672,980
25,456	Lockheed Martin Corp.	1,896,472
25,848	Northrop Grumman Corp.	1,407,165
10,700	Precision Castparts Corp.	1,101,244
30,844	Raytheon Co.	1,492,541
11,463	Rockwell Collins, Inc.	609,029
73,940	United Technologies Corp.	4,799,445

		21,271,974
Air Freight & Logistics 1.0%
12,600	C.H. Robinson Worldwide, Inc.	701,316
17,100	Expeditors International of Washington, Inc.	590,121
25,216	FedEx Corp.	1,767,894
80,400	United Parcel Service, Inc. (Class B Stock)	4,573,956

		7,633,287
Airlines 0.1%
56,774	Southwest Airlines Co.	630,759

Auto Components 0.2%
19,671	Goodyear Tire & Rubber Co. (The)(a)	195,530
57,056	Johnson Controls, Inc.	1,533,094

		1,728,624
Automobiles 0.4%
264,038	Ford Motor Co.(a)(b)	2,661,503
17,300	Harley-Davidson, Inc.(b)	384,579

		3,046,082
Beverages 2.6%
8,020	Brown-Forman Corp. (Class B Stock)	458,985
182,432	Coca-Cola Co. (The)	9,143,492
25,400	Coca-Cola Enterprises, Inc.	656,844
16,600	Constellation Brands, Inc. (Class A Stock)(a)	259,292
19,200	Dr Pepper Snapple Group, Inc.	717,888
12,494	Molson Coors Brewing Co. (Class B Stock)(b)	529,246
128,351	PepsiCo, Inc.	7,822,993

		19,588,740

Biotechnology 1.4%
77,604	Amgen, Inc.(a)	4,081,970
24,120	Biogen Idec, Inc.(a)	1,144,494
35,700	Celgene Corp.(a)	1,814,274
5,800	Cephalon, Inc.(a)(b)	329,150
18,600	Genzyme Corp.(a)	944,322
72,200	Gilead Sciences, Inc.(a)	2,475,016

		10,789,226
Building Products
24,926	Masco Corp.	268,204

Capital Markets 2.3%
19,971	Ameriprise Financial, Inc.	721,552
96,038	Bank of New York Mellon Corp. (The)	2,371,178
75,311	Charles Schwab Corp. (The)	1,067,910
11,820	E*Trade Financial Corp.(a)	139,712
8,100	Federated Investors, Inc. (Class B Stock)(b)	167,751
11,314	Franklin Resources, Inc.	975,154
41,700	Goldman Sachs Group, Inc. (The)	5,473,959
35,100	Invesco Ltd.	590,733
14,500	Janus Capital Group, Inc.(b)	128,760
12,400	Legg Mason, Inc.(b)	347,572
111,036	Morgan Stanley	2,577,146
19,062	Northern Trust Corp.	890,195
39,462	State Street Corp.	1,334,605
20,000	T. Rowe Price Group, Inc.	887,800

		17,674,027
Chemicals 1.8%
17,332	Air Products & Chemicals, Inc.	1,123,287
6,200	Airgas, Inc.	385,640
4,700	CF Industries Holdings, Inc.	298,215
91,836	Dow Chemical Co. (The)	2,178,350
71,344	E.I. du Pont de Nemours & Co.	2,467,789
6,693	Eastman Chemical Co.	357,138
19,482	Ecolab, Inc.	874,937
4,500	FMC Corp.	258,435
6,375	International Flavors & Fragrances, Inc.	270,428
41,784	Monsanto Co.	1,931,256
13,874	PPG Industries, Inc.	838,128

23,958	Praxair, Inc.	1,820,568
7,716	Sherwin-Williams Co. (The)	533,870
10,132	Sigma-Aldrich Corp.(b)	504,878

		13,842,919
Commercial Banks 3.0%
53,958	BB&T Corp.	1,419,635
13,861	Comerica, Inc.	510,501
66,073	Fifth Third Bancorp	812,037
16,959	First Horizon National Corp.(a)	194,180
61,229	Huntington Bancshares, Inc.	339,209
73,535	KeyCorp	565,484
6,600	M&T Bank Corp.(b)	560,670
38,099	Marshall & Ilsley Corp.	273,551
41,402	PNC Financial Services Group, Inc.(b)	2,339,213
93,074	Regions Financial Corp.	612,427
38,483	SunTrust Banks, Inc.	896,654
153,195	U.S. Bancorp	3,423,908
411,816	Wells Fargo & Co.	10,542,490
14,000	Zions Bancorporation(b)	301,980

		22,791,939
Commercial Services & Supplies 0.5%
8,068	Avery Dennison Corp.	259,225
11,000	Cintas Corp.	263,670
13,900	Iron Mountain, Inc.	312,194
15,525	Pitney Bowes, Inc.(b)	340,929
18,040	R.R. Donnelley & Sons Co.	295,315
25,375	Republic Services, Inc.	754,398
6,600	Stericycle, Inc.(a)(b)	432,828
38,313	Waste Management, Inc.(b)	1,198,814

		3,857,373
Communications Equipment 2.2%
453,644	Cisco Systems, Inc.(a)	9,667,153
10,000	Harris Corp.	416,500
20,187	JDS Uniphase Corp.(a)	198,640
43,400	Juniper Networks, Inc.(a)	990,388
184,913	Motorola, Inc.(a)	1,205,633
132,800	QUALCOMM, Inc.	4,361,152
32,994	Tellabs, Inc.	210,832

		17,050,298

Computers & Peripherals 4.5%
71,824	Apple, Inc.(a)	18,065,891
135,840	Dell, Inc.(a)	1,638,230
164,204	EMC Corp.(a)	3,004,933
188,102	Hewlett-Packard Co.	8,141,054
6,552	Lexmark International, Inc. (Class A Stock)(a)	216,413
27,300	NetApp, Inc.(a)	1,018,563
6,700	QLogic Corp.(a)	111,354
17,200	SanDisk Corp.(a)	723,604
14,600	Teradata Corp.(a)	445,008
17,700	Western Digital Corp.(a)	533,832

		33,898,882
Construction & Engineering 0.2%
13,974	Fluor Corp.(b)	593,895
10,400	Jacobs Engineering Group, Inc.(a)	378,976
12,800	Quanta Services, Inc.(a)(b)	264,320

		1,237,191
Construction Materials 0.1%
8,600	Vulcan Materials Co.(b)	376,938

Consumer Finance 0.8%
94,859	American Express Co.	3,765,902
37,066	Capital One Financial Corp.	1,493,760
44,618	Discover Financial Services	623,760
37,992	SLM Corp.(a)	394,737

		6,278,159
Containers & Packaging 0.2%
7,732	Ball Corp.	408,482
8,210	Bemis Co., Inc.	221,670
12,900	Owens-Illinois, Inc.(a)	341,205
9,058	Pactiv Corp.(a)	252,265
14,236	Sealed Air Corp.	280,734

		1,504,356
Distributors 0.1%
13,099	Genuine Parts Co.	516,756

Diversified Consumer Services 0.1%
11,000	Apollo Group, Inc. (Class A Stock)(a)	467,170
4,700	DeVry, Inc.	246,703
26,420	H&R Block, Inc.	414,530

		1,128,403

Diversified Financial Services 4.4%
801,295	Bank of America Corp.	11,514,609
1,791,955	Citigroup, Inc.(a)(b)	6,737,751
5,390	CME Group, Inc.	1,517,554
5,900	IntercontinentalExchange, Inc.(a)	666,877
317,493	JPMorgan Chase & Co.	11,623,419
15,800	Leucadia National Corp.(a)	308,258
15,476	Moody’s Corp.(b)	308,282
12,300	NASDAQ OMX Group, Inc. (The)(a)	218,694
22,000	NYSE Euronext	607,860

		33,503,304
Diversified Telecommunication Services 2.6%
472,131	AT&T, Inc.	11,420,849
23,672	CenturyLink, Inc.	788,514
28,600	Frontier Communications Corp.(b)	203,346
115,736	Qwest Communications International, Inc.(b)	607,614
228,133	Verizon Communications, Inc.	6,392,287
36,577	Windstream Corp.	386,253

		19,798,863
Electric Utilities 1.9%
15,300	Allegheny Energy, Inc.	316,404
38,191	American Electric Power Co., Inc.	1,233,569
105,769	Duke Energy Corp.	1,692,304
25,762	Edison International	817,171
15,715	Entergy Corp.	1,125,508
54,056	Exelon Corp.	2,052,506
25,706	FirstEnergy Corp.	905,622
33,272	NextEra Energy, Inc.	1,622,343
11,500	Northeast Utilities	293,020
18,400	Pepco Holdings, Inc.	288,512
7,900	Pinnacle West Capital Corp.	287,244
33,252	PPL Corp.	829,638
22,358	Progress Energy, Inc.	876,881
62,515	Southern Co. (The)	2,080,499

		14,421,221
Electrical Equipment 0.5%
61,250	Emerson Electric Co.	2,676,012
3,100	First Solar, Inc.(a)(b)	352,873
11,363	Rockwell Automation, Inc.	557,810
6,100	Roper Industries, Inc.(b)	341,356

		3,928,051

Electronic Equipment & Instruments 0.5%
27,398	Agilent Technologies, Inc.(a)	778,925
13,100	Amphenol Corp. (Class A Stock)	514,568
126,597	Corning, Inc.(b)	2,044,542
11,300	FLIR Systems, Inc.(a)	328,717
19,500	Jabil Circuit, Inc.	259,350
9,050	Molex, Inc.	165,072

		4,091,174
Energy Equipment & Services 1.7%
31,045	Baker Hughes, Inc.(b)	1,290,541
20,000	Cameron International Corp.(a)	650,400
5,400	Diamond Offshore Drilling, Inc.(b)	335,826
9,300	FMC Technologies, Inc.(a)	489,738
71,122	Halliburton Co.	1,746,045
8,800	Helmerich & Payne, Inc.(b)	321,376
23,200	Nabors Industries Ltd.(a)	408,784
33,200	National Oilwell Varco, Inc.	1,097,924
10,410	Rowan Cos., Inc.(a)	228,395
95,842	Schlumberger Ltd.	5,303,896
17,800	Smith International, Inc.	670,170

		12,543,095
Food & Staples Retailing 2.5%
35,208	Costco Wholesale Corp.	1,930,455
108,999	CVS Caremark Corp.	3,195,851
52,734	Kroger Co. (The)	1,038,332
30,000	Safeway, Inc.	589,800
17,878	SUPERVALU, Inc.	193,797
46,280	Sysco Corp.	1,322,220
76,578	Walgreen Co.	2,044,632
167,826	Wal-Mart Stores, Inc.	8,067,396
12,500	Whole Foods Market, Inc.(a)(b)	450,250

		18,832,733
Food Products 1.9%
50,159	Archer-Daniels-Midland Co.	1,295,105
13,947	Campbell Soup Co.	499,721
36,743	ConAgra Foods, Inc.	856,847
15,400	Dean Foods Co.(a)	155,078
53,144	General Mills, Inc.	1,887,675
24,214	H.J. Heinz Co.	1,046,529
12,916	Hershey Co. (The)(b)	619,064
5,600	Hormel Foods Corp.	226,688

10,100	J.M. Smucker Co. (The)	608,222
19,970	Kellogg Co.	1,004,491
137,966	Kraft Foods, Inc. (Class A Stock)	3,863,048
11,300	McCormick & Co., Inc.	428,948
16,265	Mead Johnson Nutrition Co.	815,202
52,386	Sara Lee Corp.	738,643
24,900	Tyson Foods, Inc. (Class A Stock)	408,111

		14,453,372
Gas Utilities 0.2%
9,500	EQT Corp.	343,330
3,300	Nicor, Inc.	133,650
7,000	ONEOK, Inc.	302,750
12,700	Questar Corp.	577,723

		1,357,453
Healthcare Equipment & Supplies 1.8%
47,974	Baxter International, Inc.	1,949,663
19,112	Becton Dickinson and Co.(b)	1,292,353
121,772	Boston Scientific Corp.(a)(b)	706,278
7,612	C.R. Bard, Inc.	590,158
14,186	CareFusion Corp.(a)	322,022
11,300	DENTSPLY International, Inc.	337,983
12,107	Hospira, Inc.(a)	695,547
3,300	Intuitive Surgical, Inc.(a)	1,041,546
88,758	Medtronic, Inc.	3,219,253
24,364	St. Jude Medical, Inc.(a)	879,297
22,900	Stryker Corp.	1,146,374
9,700	Varian Medical Systems, Inc.(a)(b)	507,116
16,211	Zimmer Holdings, Inc.(a)	876,205

		13,563,795
Healthcare Providers & Services 2.1%
34,272	Aetna, Inc.	904,095
22,800	AmerisourceBergen Corp.	723,900
28,873	Cardinal Health, Inc.	970,422
22,691	CIGNA Corp.	704,782
11,650	Coventry Health Care, Inc.(a)	205,972
8,100	DaVita, Inc.(a)	505,764
42,000	Express Scripts, Inc.(a)	1,974,840
13,710	Humana, Inc.(a)	626,136
8,500	Laboratory Corp. of America Holdings(a)(b)	640,475
21,476	McKesson Corp.	1,442,328
38,368	Medco Health Solutions, Inc.(a)	2,113,309
7,600	Patterson Cos., Inc.	216,828
11,100	Quest Diagnostics, Inc.	552,447

23,472	Tenet Healthcare Corp.(a)	101,869
90,648	UnitedHealth Group, Inc.	2,574,403
35,600	WellPoint, Inc.(a)	1,741,908

		15,999,478
Healthcare Technology
4,400	Cerner Corp.(a)(b)	333,916

Home Builders 0.1%
20,000	D.R. Horton, Inc.(b)	196,600
10,800	Lennar Corp. (Class A Stock)	150,228
17,411	PulteGroup, Inc.(a)	144,163

		490,991
Hotels, Restaurants & Leisure 1.6%
32,500	Carnival Corp.	982,800
11,653	Darden Restaurants, Inc.	452,719
18,400	International Game Technology	288,880
20,570	Marriott International, Inc. (Class A Stock)	615,866
85,330	McDonald’s Corp.	5,620,687
59,900	Starbucks Corp.	1,455,570
15,800	Starwood Hotels & Resorts Worldwide, Inc.(b)	654,594
14,151	Wyndham Worldwide Corp.	285,001
4,300	Wynn Resorts Ltd.(b)	327,961
37,564	Yum! Brands, Inc.	1,466,499

		12,150,577
Household Durables 0.3%
13,108	Fortune Brands, Inc.	513,571
5,900	Harman International Industries, Inc.(a)	176,351
12,600	Leggett & Platt, Inc.	252,756
23,627	Newell Rubbermaid, Inc.	345,899
11,988	Stanley Black & Decker, Inc.	605,634
5,885	Whirlpool Corp.	516,821

		2,411,032
Household Products 2.6%
11,032	Clorox Co.	685,749
38,330	Colgate-Palmolive Co.	3,018,871
33,216	Kimberly-Clark Corp.	2,013,886
228,623	Procter & Gamble Co. (The)	13,712,808

		19,431,314
Independent Power Producers & Energy Traders 0.2%
54,100	AES Corp. (The)(a)	499,884
15,829	Constellation Energy Group, Inc.	510,485
20,300	NRG Energy, Inc.(a)	430,563

		1,440,932

Industrial Conglomerates 2.2%
57,198	3M Co.	4,518,070
846,972	General Electric Co.	12,213,336
20,034	Textron, Inc.(b)	339,977

		17,071,383
Insurance 3.9%
36,100	Aflac, Inc.	1,540,387
42,708	Allstate Corp. (The)	1,227,001
7,601	American International Group, Inc.(a)(b)	261,778
21,389	Aon Corp.	793,960
9,800	Assurant, Inc.	340,060
131,000	Berkshire Hathaway, Inc. (Class B Stock)(a)(b)	10,439,390
26,768	Chubb Corp.	1,338,668
11,207	Cincinnati Financial Corp.	289,925
39,000	Genworth Financial, Inc. (Class A Stock)(a)	509,730
34,453	Hartford Financial Services Group, Inc. (The)	762,445
23,851	Lincoln National Corp.	579,341
28,117	Loews Corp.	936,577
43,240	Marsh & McLennan Cos., Inc.	975,062
65,000	MetLife, Inc.	2,454,400
25,700	Principal Financial Group, Inc.(b)	602,408
53,816	Progressive Corp. (The)	1,007,435
37,300	Prudential Financial, Inc.(c)	2,001,518
7,215	Torchmark Corp.	357,215
40,611	Travelers Cos., Inc. (The)	2,000,092
27,826	Unum Group	603,824
26,400	XL Group PLC (Class A Stock)	422,664

		29,443,880
Internet & Catalog Retail 0.5%
26,600	Amazon.com, Inc.(a)	2,906,316
16,300	Expedia, Inc.	306,114
3,500	priceline.com, Inc.(a)	617,890

		3,830,320
Internet Software & Services 1.7%
13,800	Akamai Technologies, Inc.(a)(b)	559,866
87,600	eBay, Inc.(a)	1,717,836
19,200	Google, Inc. (Class A Stock)(a)	8,543,040
12,000	Monster Worldwide, Inc.(a)(b)	139,800
14,600	VeriSign, Inc.(a)	387,630
93,800	Yahoo!, Inc.(a)(b)	1,297,254

		12,645,426

IT Services 3.1%
39,678	Automatic Data Processing, Inc.	1,597,436
23,300	Cognizant Technology Solutions Corp. (Class A Stock)(a)	1,166,398
12,551	Computer Sciences Corp.	567,933
24,500	Fidelity National Information Services, Inc.(b)	657,090
11,800	Fiserv, Inc.(a)(b)	538,788
102,334	International Business Machines Corp.	12,636,202
7,500	MasterCard, Inc. (Class A Stock)	1,496,475
26,125	Paychex, Inc.	678,466
18,200	SAIC, Inc.(a)	304,668
15,371	Total System Services, Inc.	209,046
37,300	Visa, Inc. (Class A Stock)	2,638,975
53,652	Western Union Co. (The)	799,952

		23,291,429
Leisure Equipment & Products 0.1%
20,000	Eastman Kodak Co.(a)(b)	86,800
9,654	Hasbro, Inc.	396,780
28,113	Mattel, Inc.	594,871

		1,078,451
Life Sciences Tools & Services 0.5%
14,652	Life Technologies Corp.(a)(b)	692,307
4,461	Millipore Corp.(a)	475,766
9,670	PerkinElmer, Inc.	199,879
33,702	Thermo Fisher Scientific, Inc.(a)	1,653,083
7,600	Waters Corp.(a)(b)	491,720

		3,512,755
Machinery 1.7%
49,856	Caterpillar, Inc.	2,994,850
16,016	Cummins, Inc.	1,043,122
41,800	Danaher Corp.	1,551,616
35,080	Deere & Co.	1,953,254
15,862	Dover Corp.	662,873
13,254	Eaton Corp.	867,342
4,500	Flowserve Corp.	381,600
31,436	Illinois Tool Works, Inc.	1,297,678
28,264	PACCAR, Inc.	1,126,886
10,704	Pall Corp.	367,896
13,238	Parker Hannifin Corp.	734,180
4,742	Snap-On, Inc.	193,995

		13,175,292

Media 3.1%
52,476	CBS Corp. (Class B Stock)	678,515
226,485	Comcast Corp. (Class A Stock)	3,934,044
73,300	DIRECTV (Class A Stock)(a)	2,486,336
21,800	Discovery Communications, Inc. (Class A Stock)(a)(b)	778,478
20,589	Gannett Co., Inc.	277,128
31,812	Interpublic Group of Cos., Inc.(a)(b)	226,820
26,100	McGraw-Hill Cos., Inc. (The)	734,454
3,096	Meredith Corp.	96,378
7,000	New York Times Co. (The) (Class A Stock)(a)	60,550
179,600	News Corp. (Class A Stock)	2,148,016
25,134	Omnicom Group, Inc.	862,096
7,500	Scripps Networks Interactive, Inc. (Class A Stock)	302,550
90,674	Time Warner, Inc.	2,621,385
28,781	Time Warner Cable, Inc.	1,498,915
48,776	Viacom, Inc. (Class B Stock)	1,530,103
153,413	Walt Disney Co. (The)	4,832,510
400	Washington Post Co. (The) (Class B Stock)(b)	164,192

		23,232,470
Metals & Mining 1.0%
11,000	AK Steel Holding Corp.	131,120
80,644	Alcoa, Inc.	811,279
7,918	Allegheny Technologies, Inc.(b)	349,896
9,600	Cliffs Natural Resources, Inc.	452,736
37,846	Freeport-McMoRan Copper & Gold, Inc.	2,237,834
39,497	Newmont Mining Corp.	2,438,545
25,012	Nucor Corp.	957,459
3,000	Titanium Metals Corp.(a)	52,770
11,809	United States Steel Corp.(b)	455,237

		7,886,876
Multiline Retail 0.8%
5,424	Big Lots, Inc.(a)	174,056
11,100	Family Dollar Stores, Inc.	418,359
19,284	J.C. Penney Co., Inc.	414,220
24,300	Kohl’s Corp.(a)	1,154,250
34,782	Macy’s, Inc.	622,598
13,400	Nordstrom, Inc.	431,346
2,907	Sears Holdings Corp.(a)(b)	187,938
61,682	Target Corp.	3,032,904

		6,435,671

Multi-Utilities 1.4%
18,769	Ameren Corp.	446,139
29,779	CenterPoint Energy, Inc.	391,892
22,100	CMS Energy Corp.(b)	323,765
22,051	Consolidated Edison, Inc.(b)	950,398
46,904	Dominion Resources, Inc.	1,817,061
13,987	DTE Energy Co.	637,947
6,208	Integrys Energy Group, Inc.(b)	271,538
19,600	NiSource, Inc.	284,200
29,752	PG&E Corp.	1,222,807
41,194	Public Service Enterprise Group, Inc.	1,290,608
7,600	SCANA Corp.(b)	271,776
20,698	Sempra Energy	968,459
15,900	TECO Energy, Inc.	239,613
9,400	Wisconsin Energy Corp.	476,956
37,883	Xcel Energy, Inc.	780,769

		10,373,928
Office Electronics 0.1%
109,500	Xerox Corp.	880,380

Oil, Gas & Consumable Fuels 8.7%
39,336	Anadarko Petroleum Corp.	1,419,636
26,848	Apache Corp.	2,260,333
7,900	Cabot Oil & Gas Corp.	247,428
53,900	Chesapeake Energy Corp.	1,129,205
160,892	Chevron Corp.	10,918,131
119,057	ConocoPhillips	5,844,508
14,700	Consol Energy, Inc.	496,272
26,500	Denbury Resources, Inc.(a)(b)	387,960
35,200	Devon Energy Corp.	2,144,384
57,804	El Paso Corp.	642,202
18,800	EOG Resources, Inc.	1,849,356
407,302	Exxon Mobil Corp.	23,244,725
23,134	Hess Corp.	1,164,566
56,278	Marathon Oil Corp.(b)	1,749,683
6,800	Massey Energy Co.	185,980
15,000	Murphy Oil Corp.	743,250
13,700	Noble Energy, Inc.	826,521
63,976	Occidental Petroleum Corp.	4,935,748
22,200	Peabody Energy Corp.	868,686
8,800	Pioneer Natural Resources Co.(b)	523,160
13,000	Range Resources Corp.	521,950

27,500	Southwestern Energy Co.(a)	1,062,600
51,584	Spectra Energy Corp.	1,035,291
10,128	Sunoco, Inc.	352,151
8,400	Tesoro Corp.(b)	98,028
47,200	Valero Energy Corp.	848,656
45,792	Williams Cos., Inc. (The)	837,078

		66,337,488
Paper & Forest Products 0.2%
35,784	International Paper Co.	809,792
14,735	MeadWestvaco Corp.	327,117
17,500	Weyerhaeuser Co.	616,000

		1,752,909
Personal Products 0.2%
33,244	Avon Products, Inc.	880,966
9,400	Estee Lauder Cos., Inc. (The) (Class A Stock)	523,862

		1,404,828
Pharmaceuticals 6.0%
122,174	Abbott Laboratories	5,715,300
24,464	Allergan, Inc.	1,425,273
137,179	Bristol-Myers Squibb Co.	3,421,244
79,897	Eli Lilly & Co.	2,676,550
25,800	Forest Laboratories, Inc.(a)	707,694
217,769	Johnson & Johnson	12,861,437
20,533	King Pharmaceuticals, Inc.(a)	155,845
247,333	Merck & Co., Inc.	8,649,235
22,700	Mylan, Inc.(a)(b)	386,808
646,823	Pfizer, Inc.	9,223,696
8,700	Watson Pharmaceuticals, Inc.(a)	352,959

		45,576,041
Professional Services 0.1%
3,600	Dun & Bradstreet Corp. (The)	241,632
9,430	Equifax, Inc.	264,606
13,600	Robert Half International, Inc.(b)	320,280

		826,518
Real Estate Investment Trust 1.3%
7,480	Apartment Investment & Management Co. (Class A Stock)(b)	144,888
6,911	AvalonBay Communities, Inc.	645,280
11,200	Boston Properties, Inc.	799,008

22,700	Equity Residential	945,228
23,000	HCP, Inc.(b)	741,750
9,600	Health Care REIT, Inc.	404,352
51,336	Host Hotels & Resorts, Inc.(b)	692,009
31,000	Kimco Realty Corp.	416,640
12,600	Plum Creek Timber Co., Inc.(b)	435,078
38,400	ProLogis(b)	388,992
10,400	Public Storage(b)	914,264
23,339	Simon Property Group, Inc.(b)	1,884,624
13,200	Ventas, Inc.	619,740
12,584	Vornado Realty Trust	918,003

		9,949,856
Real Estate Management & Development
17,300	C.B. Richard Ellis Group, Inc. (Class A Stock)(a)	235,453

Road & Rail 0.8%
31,106	CSX Corp.	1,543,791
28,211	Norfolk Southern Corp.	1,496,593
3,721	Ryder System, Inc.	149,696
40,258	Union Pacific Corp.	2,798,334

		5,988,414
Semiconductors & Semiconductor Equipment 2.5%
47,124	Advanced Micro Devices, Inc.(a)	344,948
22,500	Altera Corp.	558,225
23,600	Analog Devices, Inc.	657,496
107,888	Applied Materials, Inc.	1,296,814
35,300	Broadcom Corp. (Class A Stock)	1,163,841
444,788	Intel Corp.	8,651,127
11,320	KLA-Tencor Corp.	315,601
17,500	Linear Technology Corp.(b)	486,675
54,644	LSI Corp.(a)	251,362
15,300	MEMC Electronic Materials, Inc.(a)(b)	151,164
14,200	Microchip Technology, Inc.(b)	393,908
63,616	Micron Technology, Inc.(a)(b)	540,100
15,452	National Semiconductor Corp.	207,984
9,400	Novellus Systems, Inc.(a)	238,384
45,800	NVIDIA Corp.(a)	467,618
14,100	Teradyne, Inc.(a)(b)	137,475
103,652	Texas Instruments, Inc.	2,413,018
22,200	Xilinx, Inc.(b)	560,772

		18,836,512

Software 3.7%
41,740	Adobe Systems, Inc.(a)	1,103,188
20,120	Autodesk, Inc.(a)	490,123
15,100	BMC Software, Inc.(a)(b)	522,913
32,758	CA, Inc.	602,747
14,200	Citrix Systems, Inc.(a)	599,666
16,600	Compuware Corp.(a)	132,468
23,300	Electronic Arts, Inc.(a)(b)	335,520
25,300	Intuit, Inc.(a)	879,681
12,400	McAfee, Inc.(a)	380,928
609,412	Microsoft Corp.	14,022,570
29,602	Novell, Inc.(a)	168,139
310,840	Oracle Corp.	6,670,627
13,200	Red Hat, Inc.(a)(b)	382,008
7,400	Salesforce.com, Inc.(a)(b)	635,068
71,917	Symantec Corp.(a)	998,208

		27,923,854
Specialty Retail 2.0%
7,400	Abercrombie & Fitch Co. (Class A Stock)	227,106
7,823	AutoNation, Inc.(a)(b)	152,548
2,300	AutoZone, Inc.(a)(b)	444,406
20,500	Bed Bath & Beyond, Inc.(a)	760,140
28,600	Best Buy Co., Inc.	968,396
15,000	CarMax, Inc.(a)	298,500
13,900	GameStop Corp. (Class A Stock)(a)(b)	261,181
42,013	Gap, Inc. (The)	817,573
136,484	Home Depot, Inc. (The)	3,831,106
21,422	Limited Brands, Inc.	472,784
116,496	Lowe’s Cos., Inc.	2,378,848
28,200	Office Depot, Inc.(a)	113,928
8,100	O’Reilly Automotive, Inc.(a)	385,236
9,854	RadioShack Corp.(b)	192,252
7,700	Ross Stores, Inc.(b)	410,333
58,625	Staples, Inc.	1,116,806
8,100	Tiffany & Co.(b)	307,071
33,832	TJX Cos., Inc.	1,419,252
9,200	Urban Outfitters, Inc.(a)(b)	316,388

		14,873,854
Textiles, Apparel & Luxury Goods 0.5%
28,500	Coach, Inc.	1,041,675
31,676	NIKE, Inc. (Class B Stock)(b)	2,139,714
5,100	Polo Ralph Lauren Corp.	372,096
7,134	V.F. Corp.	507,798

		4,061,283

Thrifts & Mortgage Finance 0.1%
40,700	Hudson City Bancorp, Inc.	498,168
28,700	People’s United Financial, Inc.	387,450

		885,618
Tobacco 1.5%
164,979	Altria Group, Inc.	3,306,179
12,260	Lorillard, Inc.	882,475
146,479	Philip Morris International, Inc.	6,714,597
13,100	Reynolds American, Inc.	682,772

		11,586,023
Trading Companies & Distributors 0.1%
9,400	Fastenal Co.	471,786
5,074	W.W. Grainger, Inc.	504,609

		976,395
Wireless Telecommunication Services 0.3%
31,200	American Tower Corp. (Class A Stock)(a)	1,388,400
15,700	MetroPCS Communications, Inc.(a)	128,583
241,274	Sprint Nextel Corp.(a)	1,023,002

		2,539,985

	TOTAL LONG-TERM INVESTMENTS (cost $485,588,949)	740,478,730

SHORT-TERM INVESTMENTS 10.2%
Affiliated Money Market Mutual Fund 9.8%
74,444,917	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $74,444,917; includes $57,402,885 of cash collateral received for securities on loan)(d)(e)	74,444,917

Principal Amount (000)
U.S. Treasury Security 0.4%
	U.S. Treasury Bill
$3,000	0.070%, 9/16/10 (cost $2,999,519)(f)(g)	2,999,004

	TOTAL SHORT-TERM INVESTMENTS (cost $77,444,436)	77,443,921

TOTAL INVESTMENTS 107.5% (cost $563,033,385)(h)	817,922,651
Liabilities in excess of other assets (i) (7.5%)	(57,400,314)

NET ASSETS 100.0%	$760,522,337

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $55,393,685; cash collateral of $57,402,885 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Affiliated security.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Security segregated as collateral for futures contracts.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2010 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$578,081,607	$291,346,930	$(51,505,886)	$239,841,044

(i)	Liabilities in excess of other assets include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at June 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2010	Unrealized Depreciation(1)
	Long Position:
79	S&P 500 Index Futures	Sep. 10	$21,354,016	$20,275,350	$(1,078,666)

(1)	The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$740,478,730	$—	$—
U.S. Treasury Security	—	2,999,004	—
Affiliated Money Market Mutual Fund	74,444,917	—	—
Other Financial Instruments*
Futures	(1,078,666)	—	—

Total	$813,844,981	$2,999,004	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the reporting period. The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/S/ DEBORAH A.DOCS
Deborah A. Docs
Secretary of the Fund

Date August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date August 24, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 24, 2010

*	Print the name and title of each signing officer under his or her signature.